Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Interest expenses on lease liabilities	$ 148	$ 253
Total cash outflow for leases	$ 1,164	$ 1,221
Extension options term	3 years
Bottom of range [Member]
Leases (Details) [Line Items]
Weighted average rate	1.94%	1.75%
Top of range [Member]
Leases (Details) [Line Items]
Weighted average rate	4.60%	4.60%